SECURITIES CLASS ACTION LAWSUITS (Details) (CAD) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended	0 Months Ended	3 Months Ended
	Nov. 30, 2011 Goldex mine item	Mar. 31, 2013 Goldex Mine Ontario Claim	Apr. 12, 2012 Goldex Mine Claim 2 item	Mar. 31, 2013 Goldex Mine Claim 2
Securities class action lawsuits
Number of putative class actions against entity (in lawsuits)	2
Damages sought by plaintiffs (in dollars)		250.0		100.0
Number of directors issued with notice of motion for leave to Institute Class Action and for Appointment of Representative Plaintiff			2